Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Capital Reserve	Retained Earnings	Accumulated Other Comprehensive Loss	Total Shareholders’ Equity	Non- controlling Interest	Total
Balance at Mar. 31, 2024	$ 16,716,839	$ 10,262,191	$ 21,056,780	$ (11,993,026)	$ 36,042,784		$ 36,042,784
Balance (in Shares) at Mar. 31, 2024	42,220,206
Transfer of capital to capital reserve	$ (15,870,723)	15,870,723
Net income (loss) for the period			1,336,229		1,336,229		1,336,229
Foreign currency translation gain (loss)				1,876,274	1,876,274		1,876,274
Balance at Sep. 30, 2024	$ 846,116	26,132,914	22,393,009	(10,116,752)	39,255,287		39,255,287
Balance (in Shares) at Sep. 30, 2024	42,220,206
Balance at Mar. 31, 2025	$ 81,150	26,946,116	27,695,268	(11,708,504)	43,014,030		$ 43,014,030
Balance (in Shares) at Mar. 31, 2025	42,327,806						42,220,206
Capital contribution from non-controlling shareholders						48,309	$ 48,309
Dividend declared for the period			(534,113)		(534,113)		(534,113)
Net income (loss) for the period			(860,043)		(860,043)	(40,612)	(900,655)
Foreign currency translation gain (loss)				645,777	645,777	(139)	645,638
Balance at Sep. 30, 2025	$ 81,150	$ 26,946,116	$ 26,301,112	$ (11,062,727)	$ 42,265,651	$ 7,558	$ 42,273,209
Balance (in Shares) at Sep. 30, 2025	42,327,806						42,327,806